Loans - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Effective yield	5.91%	4.00%
Accrued interest	$ 16.6	$ 7.6